Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Borrowings
Schedule of borrowings

Lender	Date of Borrowing	Due Date	Principal Amount ( in RMB)	Interest Payment Periods
As of December 31, 2014
Short-term loan:
Industrial and Commercial Bank of China	April 2014	March 2015	50,000	Monthly
Industrial and Commercial Bank of China	December 2014	October 2015	50,000	Monthly
Industrial and Commercial Bank of China	December 2014	June 2015	50,000	Monthly
Industrial and Commercial Bank of China	May 2014	April 2015	50,000	Monthly
Industrial and Commercial Bank of China	December 2014	June 2015	58,131	Monthly
Bank of Communication	January 2014	January 2015	50,000	Monthly
Bank of Communication	August 2014	February 2015	97,904	Together with principal
Huaxia Bank	March 2014	March 2015	30,000	Monthly
Huaxia Bank	April 2014	April 2015	20,000	Monthly
Huaxia Bank	May 2014	March 2015	30,000	Monthly
China Merchant Bank	October 2014	April 2015	62,000	Together with principal
China Merchant Bank	November 2014	May 2015	28,759	Together with principal
China Merchant Bank	September 2014	March 2015	48,952	Together with principal
China Merchant Bank	December 2014	June 2015	30,000	Together with principal
China Merchant Bank	December 2014	June 2015	32,400	Together with principal
China Construction Bank	April 2014	April 2015	48,500	Monthly
China Construction Bank	April 2014	April 2015	100,000	Monthly
China Construction Bank	April 2014	April 2015	11,500	Monthly
China Construction Bank	May 2014	May 2015	34,000	Monthly
China Construction Bank	November 2014	May 2015	48,789	Monthly
China Construction Bank	November 2014	May 2015	22,171	Monthly
Bank of China	June 2014	June 2015	200,000	Quarterly
Bank of China	September 2014	March 2015	34,849	Monthly
Bank of China	October 2014	April 2015	35,490	Monthly
Industrial and Commercial Bank of China	December 2014	November 2015	150,000	Monthly
Agriculture Bank of China	May 2014	May 2015	20,000	Monthly
Agriculture Bank of China	March 2014	March 2015	76,363	Monthly
Agriculture Bank of China	January 2014	January 2015	50,000	Monthly
Agriculture Bank of China	February 2014	February 2015	30,000	Monthly
Agriculture Bank of China	August 2014	January 2015	3,139	Together with principal
Agriculture Bank of China	August 2014	February 2015	66,746	Together with principal
Agriculture Bank of China	August 2014	January 2015	3,625	Together with principal
Agriculture Bank of China	August 2014	February 2015	38,418	Together with principal
Agriculture Bank of China	August 2014	January 2015	2,889	Together with principal
Agriculture Bank of China	September 2014	January 2015	3,429	Together with principal
Agriculture Bank of China	September 2014	March 2015	12,116	Together with principal
Agriculture Bank of China	September 2014	February 2015	3,483	Together with principal
Agriculture Bank of China	September 2014	March 2015	14,935	Together with principal
Agriculture Bank of China	September 2014	February 2015	74,040	Together with principal
Agriculture Bank of China	September 2014	February 2015	3,299	Together with principal
Agriculture Bank of China	October 2014	March 2015	2,288	Together with principal
Agriculture Bank of China	October 2014	March 2015	1,212	Together with principal
Agriculture Bank of China	November 2014	April 2015	1,966	Together with principal
Agriculture Bank of China	October 2014	March 2015	2,472	Together with principal
Agriculture Bank of China	October 2014	March 2015	3,209	Together with principal
Agriculture Bank of China	November 2014	April 2015	1,439	Together with principal
Agriculture Bank of China	November 2014	April 2015	1,955	Together with principal
Agriculture Bank of China	December 2014	April 2015	2,956	Together with principal
Agriculture Bank of China	December 2014	May 2015	1,457	Together with principal

Lender	Date of Borrowing	Due Date	Principal Amount ( in RMB)	Interest Payment Periods
As of December 31, 2014
Agriculture Bank of China	December 2014	May 2015	2,988	Together with principal
Agriculture Bank of China	December 2014	May 2015	2,084	Together with principal
Bank of Xingtai	September 2014	September 2015	2,000	Monthly
Bank of Xingtai	September 2014	March 2015	1,000	Monthly
Industrial Bank Co., Ltd.	April 2014	April 2015	140,000	Quarterly
Bank of Xingtai	June 2014	June 2015	60,000	Monthly
Hefei S & T Rural Commercial Bank	June 2014	May 2015	100,000	Quarterly
Hefei S & T Rural Commercial Bank	June 2014	May 2015	100,000	Quarterly
Rural Credit Cooperative of Hebei	March 2014	March 2015	28,000	Monthly
Bank of Xingtai	September 2014	March 2015	100	Monthly
Bank of Xingtai	September 2014	September 2015	200	Monthly
Bank of Xingtai	September 2014	March 2015	100	Monthly
Bank of Xingtai	September 2014	September 2015	200	Monthly
Shanghai Pudong Development Bank	August 2014	August 2015	39,980	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2015	2,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2015	2,000	Quarterly

Subtotal			2,275,533

Long-term loan due in one year:
Agriculture Bank of China	August 2012	February 2015	2,850	Quarterly
Agriculture Bank of China	August 2012	August 2015	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2015	8,150	Quarterly
Agriculture Bank of China	September 2012	February 2015	8,150	Quarterly

Subtotal			22,000

Short-term borrowings and current portion of long term borrowings			2,297,533

Long-term loan:
Agriculture Bank of China	June 2014	June 2016	80,000	Monthly
Bank of Xingtai	September 2014	September 2016	74,000	Monthly
Bank of Xingtai	September 2014	March 2016	3,000	Monthly
Bank of Xingtai	September 2014	March 2016	300	Monthly
Bank of Xingtai	September 2014	September 2016	8,400	Monthly
Bank of Xingtai	September 2014	March 2016	300	Monthly
Bank of Xingtai	September 2014	September 2016	8,400	Monthly
Industrial and Commercial Bank of China	July 2014	January 2017	288,000	Annually
Industrial and Commercial Bank of China	July 2014	January 2018	300,000	Annually
Industrial and Commercial Bank of China	August 2014	January 2019	168,000	Annually
Industrial and Commercial Bank of China	August 2014	January 2019	300,000	Annually
Industrial and Commercial Bank of China	August 2014	January 2018	132,000	Annually
Industrial and Commercial Bank of China	August 2014	January 2019	252,000	Annually
Industrial and Commercial Bank of China	December 2014	May 2016	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2016	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2017	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2017	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2018	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2018	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2019	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2019	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2020	7,000	Quarterly

Lender	Date of Borrowing	Due Date	Principal Amount ( in RMB)	Interest Payment Periods
As of December 31, 2014
Long-term loan:
Industrial and Commercial Bank of China	December 2014	November 2020	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2021	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2021	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2022	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2022	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2023	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2023	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2024	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2024	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2025	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2025	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2026	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2026	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2027	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2027	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2028	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2028	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2029	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	December 2029	7,000	Quarterly
Agriculture Bank of China	August 2012	February 2017	2,850	Quarterly
Agriculture Bank of China	August 2012	August 2018	2,850	Quarterly
Agriculture Bank of China	August 2012	August 2019	2,900	Quarterly
Agriculture Bank of China	August 2012	February 2016	2,850	Quarterly
Agriculture Bank of China	August 2012	August 2016	2,850	Quarterly
Agriculture Bank of China	August 2012	August 2017	2,850	Quarterly
Agriculture Bank of China	August 2012	February 2018	2,850	Quarterly
Agriculture Bank of China	August 2012	February 2019	2,900	Quarterly
Agriculture Bank of China	September 2012	February 2016	8,150	Quarterly
Agriculture Bank of China	September 2012	August 2016	8,150	Quarterly
Agriculture Bank of China	September 2012	February 2017	8,150	Quarterly
Agriculture Bank of China	September 2012	August 2017	8,150	Quarterly
Agriculture Bank of China	September 2012	February 2018	8,150	Quarterly
Agriculture Bank of China	September 2012	August 2018	8,150	Quarterly
Agriculture Bank of China	September 2012	February 2019	10,100	Quarterly
Agriculture Bank of China	September 2012	August 2019	10,100	Quarterly

Subtotal			1,902,400

Total borrowings			4,199,933

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest Payment Periods
As of December 31, 2015
Short-term loan:
Industrial and Commercial Bank of China	April2015	January2016	50,000	Monthly
Industrial and Commercial Bank of China	June2015	February2016	50,000	Monthly
Industrial and Commercial Bank of China	September2015	March2016	48,702	Monthly
Industrial and Commercial Bank of China	July2015	April2016	50,000	Monthly
Industrial and Commercial Bank of China	October2015	August2016	50,000	Monthly
Bank of Communications	December2015	Decmember2016	48,900	Monthly
Bank of Communications	August2015	February2016	101,300	Monthly
Hua Xia Bank	April2015	April2016	10,000	Monthly
Hua Xia Bank	April2015	April2016	25,000	Monthly
Hua Xia Bank	June2015	June2016	10,000	Monthly
Hua Xia Bank	June2015	June2016	35,000	Monthly
China Merchants Bank	November2015	January2016	30,195	Together with principal
China Merchants Bank	September2015	March2016	49,806	Together with principal
China Construction Bank	December2015	June2016	20,000	Monthly
China Construction Bank	December2015	June2016	32,468	Monthly
Bank of China	July2015	July2016	200,000	Quarterly
China Contruction Bank	March2015	March2016	160,000	Monthly
China Contruction Bank	May2015	May2016	34,000	Monthly
Industrial and Commercial Bank of China	March2015	March2016	50,000	Monthly
The Agricultural Bank of China	January2015	January2016	50,000	Monthly
The Agricultural Bank of China	October2015	January2016	2,473	Together with principal
The Agricultural Bank of China	November2015	April2016	1,410	Together with principal
The Agricultural Bank of China	November2015	April2016	15,150	Together with principal
The Agricultural Bank of China	November2015	March2016	10,612	Together with principal
The Agricultural Bank of China	November2015	March2016	10,482	Together with principal
The Agricultural Bank of China	November2015	March2016	9,989	Together with principal
The Agricultural Bank of China	November2015	March2016	15,077	Together with principal
The Agricultural Bank of China	November2015	February2016	16,003	Together with principal
The Agricultural Bank of China	November2015	February2016	13,796	Together with principal
The Agricultural Bank of China	November2015	February2016	13,289	Together with principal
The Agricultural Bank of China	November2015	February2016	19,656	Together with principal
The Agricultural Bank of China	November2015	February2016	4,410	Together with principal
The Agricultural Bank of China	December2015	March2016	927	Together with principal
The Agricultural Bank of China	December2015	April2016	5,132	Together with principal
The Agricultural Bank of China	December2015	April2016	11,530	Together with principal
The Agricultural Bank of China	December2015	May2016	18,492	Together with principal
The Agricultural Bank of China	December2015	May2016	9,220	Together with principal
The Agricultural Bank of China	December2015	May2016	9,366	Together with principal
The Agricultural Bank of China	December2015	May2016	13,725	Together with principal
The Agricultural Bank of China	December2015	May2016	6,339	Together with principal
The Agricultural Bank of China	December2015	June2016	2,171	Together with principal
The Agricultural Bank of China	December2015	June2016	1,022	Together with principal
The Agricultural Bank of China	December2015	April2016	39,267	Together with principal
The Agricultural Bank of China	May2015	May2016	121,820	Together with principal
The Agricultural Bank of China	December2015	June2016	1,980	Together with principal
The Agricultural Bank of China	December2015	June2016	1,703	Together with principal
The Agricultural Bank of China	December2015	June2016	2,381	Together with principal
The Agricultural Bank of China	December2015	June2016	4,295	Together with principal

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest Payment Periods
As of December 31, 2015
Short-term loan(continued):
Bank of Hebei	March2015	March2016	10,000	Monthly
Industrial Bank	February2015	February2016	140,000	Quarterly
China Merchants Bank	November2015	May2016	50,000	Monthly
China Merchants Bank	December2015	June2016	45,000	Monthly
China Merchants Bank	November2015	January2016	31,364	Monthly
China Merchants Bank	December2015	January2016	18,831	Monthly
Hefei rural commercial bank of science and technology	June2015	June2016	200,000	Quarterly
Industrial Bank	December2015	December2016	20,000	Quarterly
Bank of Jiangsu	November2015	November2016	35,000	Monthly
Agricultural Bank of China	December2015	December2016	50,000	Quarterly
Huanengtiancheng financing lease co.,LTD	December2015	September2016	3,574	Quarterly
Huanengtiancheng financing lease co.,LTD	December2015	December2016	3,638	Quarterly
Ping An Bank	September2015	September2016	100,000	Quarterly
Shoko Chukin Bank	December2015	February2016	46	Monthly
Shoko Chukin Bank	December2015	March2016	46	Monthly
Shoko Chukin Bank	December2015	April2016	46	Monthly
Shoko Chukin Bank	December2015	May2016	46	Monthly
Shoko Chukin Bank	December2015	June2016	46	Monthly
Shoko Chukin Bank	December2015	July2016	46	Monthly
Shoko Chukin Bank	December2015	August2016	46	Monthly
Shoko Chukin Bank	December2015	September2016	46	Monthly
Shoko Chukin Bank	December2015	October2016	47	Monthly
Shoko Chukin Bank	December2015	November2016	47	Monthly

Subtotal			2,194,957

Long-term loan due in one year:
Agricultural Bank of China	September2012	August2016	8,150	Quarterly
Agricultural Bank of China	August2012	August2016	2,850	Quarterly
Agricultural Bank of China	August2012	February2016	2,850	Quarterly
Agricultural Bank of China	September2012	February2016	8,150	Quarterly
Industrial and Commercial Bank of China	December2014	May2016	7,000	Quarterly
Industrial and Commercial Bank of China	January2015	May2016	3,500	Quarterly
Industrial and Commercial Bank of China	March2015	May2016	7,000	Quarterly
Industrial and Commercial Bank of China	May2015	May2016	3,500	Quarterly
Industrial and Commercial Bank of China	December2014	November2016	7,000	Quarterly
Industrial and Commercial Bank of China	January2015	November2016	3,500	Quarterly
Industrial and Commercial Bank of China	March2015	November2016	7,000	Quarterly
Industrial and Commercial Bank of China	May2015	November2016	3,500	Quarterly
Xingtai bank	September2014	March2016	3,000	Monthly
Agricultural Bank of China	June2014	June2016	80,000	Monthly
Xingtai bank	September2014	September2016	74,000	Monthly
Xingtai bank	September2014	September2016	8,400	Monthly
Xingtai bank	September2014	September2016	8,400	Monthly
Xingtai bank	September2014	March2016	300	Monthly
Xingtai bank	September2014	March2016	300	Monthly
Subtotal			238,400

Short-term borrowings and current portion of long term borrowings			2,433,357

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest Payment Periods
As of December 31, 2015
Long-term loan:
Agricultural Bank of China	May 2015	May 2017	20,000	Monthly
Agricultural Bank of China	February 2015	February 2017	50,000	Monthly
Industrial and Commercial Bank of China	June 2015	June 2017	100,000	Monthly
Industrial and Commercial Bank of China	September 2015	September 2018	80,000	Monthly
Industrial and Commercial Bank of China	September 2015	April 2018	20,000	Monthly
Industrial and Commercial Bank of China	July 2014	January 2017	288,000	Yearly
Industrial and Commercial Bank of China	July 2014	January 2018	300,000	Yearly
Industrial and Commercial Bank of China	August 2014	January 2019	168,000	Yearly
Industrial and Commercial Bank of China	August 2014	January 2019	300,000	Yearly
Industrial and Commercial Bank of China	August 2014	January 2018	132,000	Yearly
Industrial and Commercial Bank of China	August 2014	January 2019	252,000	Yearly
Industrial and Commercial Bank of China	December 2014	May 2017	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2017	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2018	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2018	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2019	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2019	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2020	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2020	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2021	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2021	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2022	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2022	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2023	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2023	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2024	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2024	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2025	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2025	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2026	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2026	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2027	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2027	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2028	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2028	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2029	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	December 2029	7,000	Quarterly
Industrial and Commercial Bank of China	January 2015	May 2017	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	November 2017	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	May 2018	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	November 2018	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	May 2019	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	November 2019	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	May 2020	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	November 2020	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	May 2021	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	November 2021	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	May 2022	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	November 2022	3,500	Quarterly

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest Payment Periods
As of December 31, 2015
Long term loan (continued):
Industrial and Commercial Bank of China	January 2015	May 2023	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	November 2023	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	May 2024	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	November 2024	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	May 2025	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	November 2025	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	May 2026	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	November 2026	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	May 2027	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	November 2027	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	May 2028	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	November 2028	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	May 2029	3,500	Quarterly
Industrial and Commercial Bank of China	January 2015	December 2029	3,500	Quarterly
Industrial and Commercial Bank of China	March 2015	May 2017	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	November 2017	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	May 2018	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	November 2018	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	May 2019	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	November 2019	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	May 2020	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	November 2020	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	May 2021	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	November 2021	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	May 2022	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	November 2022	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	May 2023	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	November 2023	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	May 2024	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	November 2024	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	May 2025	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	November 2025	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	May 2026	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	November 2026	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	May 2027	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	November 2027	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	May 2028	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	November 2028	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	May 2029	7,000	Quarterly
Industrial and Commercial Bank of China	March 2015	December 2029	7,000	Quarterly
Industrial and Commercial Bank of China	May 2015	May 2017	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	November 2017	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	May 2018	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	November 2018	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	May 2019	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	November 2019	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	May 2020	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	November 2020	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	May 2021	3,500	Quarterly

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest Payment Periods
As of December 31, 2015
Long term loan (continued):
Industrial and Commercial Bank of China	May 2015	November 2021	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	May 2022	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	November 2022	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	May 2023	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	November 2023	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	May 2024	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	November 2024	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	May 2025	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	November 2025	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	May 2026	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	November 2026	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	May 2027	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	November 2027	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	May 2028	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	November 2028	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	May 2029	3,500	Quarterly
Industrial and Commercial Bank of China	May 2015	December 2029	3,500	Quarterly
The Agricultural Bank of China	August 2012	February 2017	2,850	Quarterly
The Agricultural Bank of China	August 2012	August 2018	2,850	Quarterly
The Agricultural Bank of China	August 2012	August 2019	2,900	Quarterly
The Agricultural Bank of China	August 2012	August 2017	2,850	Quarterly
The Agricultural Bank of China	August 2012	February 2018	2,850	Quarterly
The Agricultural Bank of China	August 2012	February 2019	2,900	Quarterly
The Agricultural Bank of China	September 2012	February 2017	8,150	Quarterly
The Agricultural Bank of China	September 2012	August 2017	8,150	Quarterly
The Agricultural Bank of China	September 2012	February 2018	8,150	Quarterly
The Agricultural Bank of China	September 2012	August 2018	8,150	Quarterly
The Agricultural Bank of China	September 2012	February 2019	10,100	Quarterly
The Agricultural Bank of China	September 2012	August 2019	10,100	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	March 2017	3,702	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	June 2017	3,768	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	September 2017	3,835	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	December 2017	3,903	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	March 2018	3,972	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	June 2018	4,043	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	September 2018	4,114	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	December 2018	4,188	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	March 2019	4,262	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	June 2019	4,337	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	September 2019	4,414	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	December 2019	4,493	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	March 2020	4,573	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	June 2020	4,654	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	September 2020	4,736	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	December 2020	4,820	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	March 2021	4,906	Quarterly

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest Payment Periods
As of December 31, 2015
Long term loan (continued):
Huaneng tiancheng financing lease co., LTD	December 2015	June 2021	4,993	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	September 2021	5,082	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	December 2021	5,172	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	March 2022	5,264	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	June 2022	5,357	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	September 2022	5,452	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	December 2022	5,549	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	March 2023	5,647	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	June 2023	5,748	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	September 2023	5,850	Quarterly
Huaneng tiancheng financing lease co., LTD	December 2015	December 2023	5,954	Quarterly
Shoko Chukin Bank	December 2015	February 2017	47	Monthly
Shoko Chukin Bank	December 2015	March 2017	46	Monthly
Shoko Chukin Bank	December 2015	April 2017	47	Monthly
Shoko Chukin Bank	December 2015	May 2017	46	Monthly
Shoko Chukin Bank	December 2015	June 2017	47	Monthly
Shoko Chukin Bank	December 2015	July 2017	46	Monthly
Shoko Chukin Bank	December 2015	August 2017	47	Monthly
Shoko Chukin Bank	December 2015	September 2017	46	Monthly
Shoko Chukin Bank	December 2015	October 2017	47	Monthly
Shoko Chukin Bank	December 2015	November 2017	46	Monthly
Shoko Chukin Bank	December 2015	December 2017	47	Monthly
Shoko Chukin Bank	December 2015	January 2018	46	Monthly
Shoko Chukin Bank	December 2015	February 2018	47	Monthly
Shoko Chukin Bank	December 2015	March 2018	46	Monthly
Shoko Chukin Bank	December 2015	April 2018	47	Monthly
Shoko Chukin Bank	December 2015	May 2018	46	Monthly
Shoko Chukin Bank	December 2015	June 2018	47	Monthly
Shoko Chukin Bank	December 2015	July 2018	46	Monthly
Shoko Chukin Bank	December 2015	August 2018	47	Monthly
Shoko Chukin Bank	December 2015	September 2018	46	Monthly
Shoko Chukin Bank	December 2015	October 2018	47	Monthly
Shoko Chukin Bank	December 2015	November 2018	46	Monthly
Shoko Chukin Bank	December 2015	December 2018	47	Monthly
Shoko Chukin Bank	December 2015	January 2019	46	Monthly
Shoko Chukin Bank	December 2015	February 2019	47	Monthly
Shoko Chukin Bank	December 2015	March 2019	46	Monthly
Shoko Chukin Bank	December 2015	April 2019	47	Monthly
Shoko Chukin Bank	December 2015	May 2019	46	Monthly
Shoko Chukin Bank	December 2015	June 2019	47	Monthly
Shoko Chukin Bank	December 2015	July 2019	46	Monthly
Shoko Chukin Bank	December 2015	August 2019	46	Monthly
Shoko Chukin Bank	December 2015	September 2019	47	Monthly
Shoko Chukin Bank	December 2015	October 2019	46	Monthly
Shoko Chukin Bank	December 2015	November 2019	47	Monthly
Shoko Chukin Bank	December 2015	December 2019	46	Monthly

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest Payment Periods
As of December 31, 2015
Long term loan (continued):
Shoko Chukin Bank	December 2015	January 2020	47	Monthly
Shoko Chukin Bank	December 2015	February 2020	46	Monthly
Shoko Chukin Bank	December 2015	March 2020	47	Monthly
Shoko Chukin Bank	December 2015	April 2020	46	Monthly
Shoko Chukin Bank	December 2015	May 2020	47	Monthly
Shoko Chukin Bank	December 2015	June 2020	46	Monthly
Shoko Chukin Bank	December 2015	July 2020	46	Monthly
Shoko Chukin Bank	December 2015	August 2020	46	Monthly
Shoko Chukin Bank	December 2015	September 2020	46	Monthly
Shoko Chukin Bank	December 2015	October 2020	46	Monthly
Shoko Chukin Bank	December 2015	November 2020	47	Monthly
Shoko Chukin Bank	December 2015	January 2017	46	Monthly
Shoko Chukin Bank	December 2015	January 2017	46	Monthly

Subtotal			2,461,017

Total borrowings			4,894,374

Schedule of borrowings by current and noncurrent classification

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Short-term	2,275,533	2,194,957
Long-term, current portion	22,000	238,400

Subtotal	2,297,533	2,433,357
Long-term	1,902,400	2,461,017

Total	4,199,933	4,894,374

Schedule of future principal repayments on the long-term borrowings
Year ending December 31,	RMB
2016	238,400
2017	537,812
2018	612,874
2019	806,064
Thereafter	504,267

Total	2,699,417